Quarterly Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information
Revenue	$ 15,937	$ 16,544	$ 15,211	$ 14,878	$ 15,042	$ 14,339	$ 14,333	$ 12,128	$ 62,570	$ 55,842	$ 37,937
Operating income	3,294	3,048	3,079	2,758	2,918	2,641	2,938	2,224	12,179	10,721	7,980
Net income attributable to Comcast Corporation	$ 1,518	$ 2,113	$ 1,348	$ 1,224	$ 1,287	$ 908	$ 1,022	$ 943	$ 6,203	$ 4,160	$ 3,635
Basic earnings per common share attributable to Comcast Corporation shareholders	$ 0.57	$ 0.79	$ 0.50	$ 0.45	$ 0.47	$ 0.33	$ 0.37	$ 0.34	$ 2.32	$ 1.51	$ 1.29
Diluted earnings per common share attributable to Comcast Corporation shareholders	$ 0.56	$ 0.78	$ 0.50	$ 0.45	$ 0.47	$ 0.33	$ 0.37	$ 0.34	$ 2.28	$ 1.50	$ 1.29
Dividends declared per common share attributable to Comcast Corporation shareholders	$ 0.1625	$ 0.1625	$ 0.1625	$ 0.1625	$ 0.1125	$ 0.1125	$ 0.1125	$ 0.1125	$ 0.65	$ 0.45	$ 0.378